Geographic and Significant Customer Information (Details) - Schedule of sets forth reporting revenue information - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		$ 4,138	$ 3,868	$ 1,627
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		108	7	65
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		1,380	2,097	512
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		471	276	231
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total				220
Thailand [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total		964	528	211
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total	[1]	$ 1,215	$ 960	$ 388

[1]	No country represented is greater than 10% of our revenue as of the years presented, other than the countries presented above.